Note 15 - Stock-based Compensation - Ordinary Shares Reserved for Future Issuance (Details)	Dec. 31, 2016 shares
Ordinary shares reserved for future issuance (in shares)	372,769,100
Employee Stock Option [Member]
Ordinary shares reserved for future issuance (in shares)	207,837,900
Restricted Stock Units (RSUs) [Member]
Ordinary shares reserved for future issuance (in shares)	57,937,850
Shares Reserved For Awards [Member]
Ordinary shares reserved for future issuance (in shares)	104,372,900
Employee Stock Purchase Plan [Member]
Ordinary shares reserved for future issuance (in shares)	2,620,450